Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Research and Development Expenses [Abstract]
Fees related to service providers	$ 35	$ 38	$ 51
Expenses relating to options to employees and non-employees			2
Lab materials			2
Other			(12)
Research and development expense	$ 35	$ 38	$ 43